Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets and lease liabilities
3.4 Right-of-use assets and lease liabilities

Right-of-use assets

(CHF in millions)	Storage	Stores & showrooms	Offices	Cars	Total

Cost as of January 1, 2024	87.5	70.5	116.9	8.1	283.1
Accumulated Depreciation as of January 1, 2024	(22.1)	(15.4)	(26.1)	(5.4)	(69.1)
Net book value as of January 1, 2024	65.3	55.1	90.8	2.8	214.0

Twelve-month period ended December 31, 2024
Opening net book value	65.3	55.1	90.8	2.8	214.0
Lease modification	0.1	4.4	1.9	—	6.4
Additions	57.4	76.2	18.7	1.4	153.8
Disposals	—	(0.2)	—	(0.1)	(0.2)
Depreciation	(28.0)	(19.3)	(11.6)	(1.8)	(60.8)
Exchange Difference	5.8	3.1	1.3	—	10.3
Net book value as of December 31, 2024	100.7	119.4	101.1	2.5	323.6

Cost as of December 31, 2024	152.8	154.4	139.1	9.6	455.9
Accumulated Depreciation as of December 31, 2024	(52.1)	(35.0)	(38.0)	(7.1)	(132.3)
Net book value as of December 31, 2024	100.7	119.4	101.1	2.5	323.6

Twelve-month period ended December 31, 2025
Opening net book value	100.7	119.4	101.1	2.5	323.6
Lease modification	2.2	2.6	1.6	0.1	6.4
Additions	143.4	137.8	9.2	0.8	291.2
Disposals	—	—	—	(0.1)	(0.1)
Depreciation	(33.5)	(30.9)	(13.4)	(1.6)	(79.4)
Impairment	—	(1.7)	—	—	(1.7)
Exchange Difference	(26.1)	(16.3)	(3.5)	(0.1)	(45.9)
Net book value as of December 31, 2025	186.7	210.8	95.0	1.6	494.1

Cost as of December 31, 2025	265.0	272.3	144.9	9.8	692.0
Accumulated Depreciation as of December 31, 2025	(78.3)	(61.5)	(49.9)	(8.2)	(197.9)
Net book value as of December 31, 2025	186.7	210.8	95.0	1.6	494.1
During 2025, right-of-use assets additions increased to CHF 291.2 million, compared to CHF 153.8 million in 2024. The additions in 2025 mainly relate to the highly-automated warehouse in the US ("Atlanta Warehouse") due to the commencement of the remaining warehouse lease space in 2025, and to various retail store leases across the APAC, EMEA, and Americas regions.
For the year ended December 31, 2025 and 2024, we had lease modifications of CHF 2.6 million and CHF 4.4 million, respectively, related to retail store extensions.

Lease Liabilities

Reconciliation of lease liabilities:

(CHF in millions)	2025	2024

Lease liability balance at January 1,	347.5	228.9
thereof current	59.1	38.7
thereof non-current	288.5	190.3
Payments	(65.9)	(51.3)
Interest expenses paid	(21.3)	(15.2)
Disposals	(0.1)	(0.2)
Additions	281.4	153.7
Lease modification	6.0	5.4
Accrued interest	21.3	15.2
Exchange differences	(47.4)	10.9
Lease liability balance at December 31,	521.5	347.5
thereof current	81.2	59.1
thereof non-current	440.3	288.5

Accounting policies
At the inception of a contract, On assesses whether it is a lease or contains a lease component. A right-of-use asset and a lease liability is recognized at the lease commencement date. Short-term leases with a lease term of 12 months or less and low-value leases are recognized as an expense in the income statement on a straight-line basis over the lease term.

The right-of-use asset is initially measured at cost, which is comprised of the lease liability, any lease payments made at or before the commencement date (less any lease incentives received), initial direct costs, and an estimate of costs to dismantle and remove the underlying asset. It is subsequently measured at cost less accumulated depreciation, impairment losses as well as lease liability remeasurements.

Depreciation is calculated on a straight-line basis over the shorter of the assets or asset categories’ useful life and the respective lease term:
•Storage: 2 to 11 years
•Offices: 2 to 14 years
•Stores and showrooms: 1 to 10 years
•Cars: 1 to 4 years

The lease liability is initially measured at the present value of any lease payments not paid at the commencement date and are discounted using the interest rate implicit in the lease or, if that rate is not readily determinable, On’s incremental borrowing rate. The lease liability is subsequently increased by the interest cost and decreased by lease payments made. A lease liability is remeasured upon changes to the lease term, expected residual value guarantee, index or rate used to determine future lease payments or a change in the assessment of a purchase option.

At each reporting date, On assesses whether there is any indication that an asset may be impaired. If any such indication exists, the asset is written down to its recoverable amount if the carrying amount exceeds it. The recoverable amount is the higher of its fair value less costs of disposal and its value in use.

Significant judgments and accounting estimates
On uses judgment to determine the lease term for some lease contracts which include extension and or termination options. The assessment of whether On is reasonably certain to exercise such options impacts the lease term which significantly affects the amount of right-of-use assets and lease liabilities recognized. A reassessment only happens when a significant event or change in circumstance occurs that is within the control of On and affects whether it is reasonably certain to exercise an option.

Furthermore, lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If the rate implicit in the leases is not readily determinable, On uses the company's incremental borrowing rate, adjusted to reflect the contract currency-specific risk, and the lease term.